                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------

                          TRAVELERS SERIES FUND INC.

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

                           ALLIANCE GROWTH PORTFOLIO

                        VAN KAMPEN ENTERPRISE PORTFOLIO

              --------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter From the Chairman....................................................  1

Schedules of Investments....................................................  2

Statements of Assets and Liabilities........................................ 13

Statements of Operations.................................................... 14

Statements of Changes in Net Assets......................................... 15

Notes to Financial Statements............................................... 18

Financial Highlights........................................................ 24

                           LETTER FROM THE CHAIRMAN

[PHOTO]
R. JAY GERKEN


R. JAY GERKEN
Chairman, President and Chief Executive Officer


Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003


                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

 SHARES                SECURITY                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
Banks -- 19.0%
   30,000 Bank of America Corp.                                     $  2,221,500
  120,000 Comercia, Inc.                                               5,221,200
  115,025 HSBC Holdings PLC, Sponsored ADR                             6,290,717
   84,127 Mellon Financial Corp.                                       2,225,159
  200,000 State Street Corp.                                           7,006,000
  145,000 SunTrust Banks, Inc.                                         8,296,900
  175,000 U.S. Bancorp                                                 3,876,250
  240,000 Washington Mutual, Inc.                                      9,480,000
  235,500 Wells Fargo & Co.                                           11,365,230
  180,000 Zions Bancorporation                                         8,868,600
--------------------------------------------------------------------------------
                                                                      64,851,556
--------------------------------------------------------------------------------
Capital Goods -- 9.2%
   71,300 Danaher Corp.                                                4,918,274
   80,100 Emerson Electric Co.                                         4,061,070
  330,000 General Electric Co.                                         9,718,500
  180,000 Honeywell International Inc.                                 4,248,000
   74,400 Illinois Tool Works Inc.                                     4,760,112
   80,000 Masco Corp.                                                  1,685,600
   33,000 United Technologies Corp.                                    2,039,730
--------------------------------------------------------------------------------
                                                                      31,431,286
--------------------------------------------------------------------------------
Consumer Cyclicals -- 7.9%
  520,000 Cendant Corp.*                                               7,425,600
   50,000 Federated Department Stores, Inc.                            1,531,000
  200,000 Ford Motor Co.                                               2,060,000
  153,000 The Interpublic Group of Cos., Inc..                         1,744,200
  239,100 J.C. Penney Co., Inc.                                        4,079,046
  106,000 The McGraw-Hill Cos., Inc.                                   6,189,340
   60,000 Omnicom Group Inc.                                           3,714,000
--------------------------------------------------------------------------------
                                                                      26,743,186
--------------------------------------------------------------------------------
Consumer Staples -- 4.8%
  185,000 Altria Group, Inc.                                           5,690,600
   96,000 Kimberly-Clark Corp.                                         4,777,920
  185,000 Kraft Foods Inc.                                             5,716,500
--------------------------------------------------------------------------------
                                                                      16,185,020
--------------------------------------------------------------------------------
Energy -- 7.7%
  165,000 ChevronTexaco Corp.                                         10,363,650
  450,000 Exxon Mobil Corp.                                           15,840,000
--------------------------------------------------------------------------------
                                                                      26,203,650
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

 SHARES                    SECURITY                                    VALUE
--------------------------------------------------------------------------------
Financial Services - Other -- 9.6%
  250,000 American Express Co.                                      $  9,465,000
  180,000 Capital One Financial Corp.                                  7,536,600
  113,000 Fannie Mae                                                   8,180,070
  130,000 Freddie Mac                                                  7,527,000
--------------------------------------------------------------------------------
                                                                      32,708,670
--------------------------------------------------------------------------------
Healthcare -- 4.1%
   39,933 Baxter International Inc.                                      918,459
  261,400 Bristol-Myers Squibb Co.                                     6,676,156
   86,500 CIGNA Corp.                                                  4,523,950
   30,000 Merck & Co. Inc.                                             1,745,400
--------------------------------------------------------------------------------
                                                                      13,863,965
--------------------------------------------------------------------------------
Insurance -- 4.2%
   76,000 American International Group, Inc.                           4,404,200
  130,000 The Chubb Corp.                                              6,875,700
   76,200 The Hartford Financial Services Group, Inc.                  3,105,912
--------------------------------------------------------------------------------
                                                                      14,385,812
--------------------------------------------------------------------------------
Investment Banks and Brokerage Houses -- 8.1%
  491,100 J.P. Morgan Chase & Co.                                     14,413,785
  145,000 Merrill Lynch & Co., Inc.                                    5,952,250
  159,300 Morgan Stanley                                               7,128,675
--------------------------------------------------------------------------------
                                                                      27,494,710
--------------------------------------------------------------------------------
Raw and Intermediate Materials -- 6.3%
  221,700 Alcoa Inc.                                                   5,083,581
  315,000 The Dow Chemical Co.                                        10,281,600
  148,462 Nucor Corp.                                                  6,064,673
--------------------------------------------------------------------------------
                                                                      21,429,854
--------------------------------------------------------------------------------
Technology -- 5.6%
   50,000 Automatic Data Processing, Inc.                              1,681,500
  444,076 Comverse Technology, Inc.*                                   5,804,073
  192,100 Electronic Data Systems Corp.                                3,486,615
   95,000 International Business Machines Corp.                        8,065,500
--------------------------------------------------------------------------------
                                                                      19,037,688
--------------------------------------------------------------------------------
Telecommunications -- 5.2%
   68,000 ALLTEL Corp.                                                 3,186,480
  400,000 SBC Communications Inc.                                      9,344,000
  290,000 Sprint Corp.                                                 3,337,900
   50,000 Verizon Communications Inc.                                  1,869,000
--------------------------------------------------------------------------------
                                                                      17,737,380
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

  SHARES                                 SECURITY                                   VALUE
---------------------------------------------------------------------------------------------
Transportation -- 2.0%
   245,000 Burlington Northern Santa Fe Corp.                                    $  6,899,200
---------------------------------------------------------------------------------------------
Utilities -- 4.3%
    89,000 American Electric Power Co., Inc.                                        2,347,820
    45,000 Consolidated Edison, Inc.                                                1,749,150
   187,000 Duke Energy Corp.                                                        3,289,330
    40,000 FPL Group, Inc.                                                          2,434,800
   165,000 The Southern Co.                                                         4,799,850
---------------------------------------------------------------------------------------------
                                                                                   14,620,950
---------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $378,937,643)                                                 333,592,927
---------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                 SECURITY                                   VALUE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
$6,788,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity --
            $6,788,236; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
            Market value -- $6,923,779) (Cost -- $6,788,000)                        6,788,000
---------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $385,725,643**)                                              $340,380,927
---------------------------------------------------------------------------------------------

 *  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                           ALLIANCE GROWTH PORTFOLIO

  SHARES                      SECURITY                        VALUE
-----------------------------------------------------------------------
COMMON STOCK -- 98.9%
Biotechnology and Drugs -- 12.1%
   118,400 AmerisourceBergen Corp.                         $  6,849,440
   296,900 Cardinal Health, Inc.                             16,412,632
   307,600 Express Scripts, Inc., Class A Shares*+           18,136,096
   253,600 Forest Laboratories, Inc.*                        13,116,192
    10,600 Gilead Sciences, Inc.*                               489,084
   160,700 Pfizer Inc.                                        4,941,525
-----------------------------------------------------------------------
                                                             59,944,969
-----------------------------------------------------------------------
Broadcasting and Cable -- 7.5%
   661,000 Comcast Corp., Class A Special Shares*            19,869,660
   106,900 Cox Communications Inc., Class A Shares*           3,538,390
    81,800 EchoStar Communications Corp., Class A Shares*+    2,450,728
   227,023 Viacom Inc., Class B Shares*                       9,855,068
    46,400 Westwood One, Inc.*                                1,619,360
-----------------------------------------------------------------------
                                                             37,333,206
-----------------------------------------------------------------------
Building/Construction -- 5.9%
    96,700 Centex Corp.                                       6,384,134
   215,550 D.R. Horton Inc.+                                  5,108,535
   228,400 Jacobs Engineering Group, Inc.*                    9,398,660
    85,400 Lennar Corp., Class A Shares+                      4,632,096
     8,540 Lennar Corp., Class B Shares+                        457,317
     9,400 NVR Inc.*+                                         3,362,850
-----------------------------------------------------------------------
                                                             29,343,592
-----------------------------------------------------------------------
Business Services -- 1.6%
   196,700 Iron Mountain, Inc.*+                              7,838,495
-----------------------------------------------------------------------
Capital Goods -- 1.6%
   109,200 American Standard Cos. Inc.*                       7,773,948
-----------------------------------------------------------------------
Consumer Products and Services -- 2.0%
   328,990 Newell Rubbermaid Inc.                            10,027,615
-----------------------------------------------------------------------
Education -- 3.9%
    18,400 Apollo Group, Inc., Class A Shares*                  997,262
   286,100 Career Education Corp.*                           17,203,193
    15,100 Strayer Education, Inc.+                             982,104
-----------------------------------------------------------------------
                                                             19,182,559
-----------------------------------------------------------------------
Energy -- 1.9%
   162,960 Apache Corp.                                       9,329,460
-----------------------------------------------------------------------
Financial Services -- 11.0%
   331,200 Bank One Corp.                                    11,939,760
   349,200 Legg Mason Inc.+                                  18,961,560


                      See Notes to Financial Statements.


    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                           ALLIANCE GROWTH PORTFOLIO

  SHARES                         SECURITY                          VALUE
----------------------------------------------------------------------------
Financial Services -- 11.0% (continued)
   705,493 MBNA Corp.                                           $ 13,333,818
    24,400 Merrill Lynch & Co., Inc.                               1,001,620
   125,700 Morgan Stanley                                          5,625,075
    31,750 SLM Corp.                                               3,556,000
----------------------------------------------------------------------------
                                                                  54,417,833
----------------------------------------------------------------------------
Healthcare -- 8.9%
   105,400 Boston Scientific Corp.*                                4,537,470
   994,700 Health Management Associates, Inc., Class A Shares     16,969,582
   134,600 Patterson Dental Co.*+                                  5,406,882
    79,800 St. Jude Medical, Inc.*                                 4,186,308
   191,300 Stryker Corp.                                          12,819,013
----------------------------------------------------------------------------
                                                                  43,919,255
----------------------------------------------------------------------------
Insurance -- 12.2%
   194,400 AMBAC Financial Group Inc.                             11,343,240
   424,897 American International Group, Inc.                     24,622,781
    32,500 Everest Re Group, Ltd.                                  2,263,625
   165,900 WellPoint Health Networks Inc.*                        12,598,446
   316,600 Willis Group Holdings Ltd.*+                            9,874,754
----------------------------------------------------------------------------
                                                                  60,702,846
----------------------------------------------------------------------------
Leisure -- 4.0%
   444,200 Harley-Davidson, Inc.                                  19,740,248
----------------------------------------------------------------------------
Retail -- 8.3%
    54,500 Bed Bath & Beyond Inc.*                                 2,153,295
   167,900 CDW Computer Centers Inc.*+                             7,159,256
   162,100 eBay Inc.*                                             15,038,017
   292,000 Kohl's Corp.*                                          16,585,600
----------------------------------------------------------------------------
                                                                  40,936,168
----------------------------------------------------------------------------
Technology -- 17.2%
    74,950 Affiliated Computer Services, Inc., Class A Shares*+    3,575,115
   248,400 Cisco Systems, Inc.*                                    3,735,936
   179,100 Danaher Corp.                                          12,354,318
   370,310 Dell Computer Corp.*                                   10,705,662
    50,160 Flextronics International Ltd.*                           438,900
   847,700 Juniper Networks, Inc.*+                                8,663,494
   123,050 L-3 Communications Holdings, Inc.*+                     5,463,420
   148,400 Marvell Technology Group Ltd.*+                         3,424,924
   104,100 Maxim Integrated Products, Inc.                         4,090,089
    77,500 Mercury Interactive Corp.*+                             2,630,350
   549,000 Microsoft Corp.*                                       14,037,930

                      See Notes to Financial Statements.

    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                           ALLIANCE GROWTH PORTFOLIO

  SHARES                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
Technology -- 17.2% (continued)
   116,300 Symantec Corp.*                                                  $  5,111,385
   491,500 VERITAS Software Corp.*                                            10,817,915
----------------------------------------------------------------------------------------
                                                                              85,049,438
----------------------------------------------------------------------------------------
Transportation -- 0.8%
   258,000 Southwest Airlines Co.+                                             4,117,680
----------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $479,949,318)                                            489,657,312
----------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES -- 1.1%
$5,500,000 Federal National Mortgage Association, Discount Notes due 5/1/03
           (Cost -- $5,500,000)                                                5,500,000
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $485,449,318**)                                         $495,157,312
----------------------------------------------------------------------------------------

 * Non-income producing security.
 + All or a portion of this security is on loan (See Note 5).
** Aggregate cost for Federal income tax purposes is substantially the same.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$53,808,884 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $53,808,884)                                           $53,808,884
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                        VAN KAMPEN ENTERPRISE PORTFOLIO

 SHARES                        SECURITY                          VALUE
-------------------------------------------------------------------------
COMMON STOCK -- 95.5%
Automotive -- 0.5%
   10,600 Harley-Davidson, Inc.                               $   471,064
-------------------------------------------------------------------------
Banking -- 3.3%
   10,700 AmSouth Bancorp.                                        225,235
   13,500 Bank of America Corp.                                   999,675
    8,400 Compass Bancshares, Inc.                                283,248
    8,500 FleetBoston Financial Corp.                             225,420
   13,000 National City Corp.                                     389,480
    9,500 Regions Financial Corp.                                 320,245
   11,200 U.S. Bancorp                                            248,080
    8,600 Wachovia Corp.                                          328,606
-------------------------------------------------------------------------
                                                                3,019,989
-------------------------------------------------------------------------
Biotechnology -- 7.0%
    6,200 Allergan, Inc.                                          435,550
   39,600 Amgen Inc.*                                           2,427,876
   13,250 Barr Laboratories, Inc.*                                736,700
    6,000 Biogen, Inc.*                                           227,940
   11,000 Biovail Corp.*+                                         397,650
   24,300 Gilead Sciences, Inc.*                                1,121,202
   19,100 MedImmune, Inc.*                                        673,657
   16,200 Mylan Laboratories Inc.                                 457,974
-------------------------------------------------------------------------
                                                                6,478,549
-------------------------------------------------------------------------
Business Services -- 4.6%
   26,200 Affiliated Computer Services, Inc., Class A Shares*   1,249,740
    6,800 The Dun & Bradstreet Corp.*                             257,040
   16,000 Ecolab Inc.                                             817,440
   11,400 Equifax Inc.                                            264,366
   27,400 First Data Corp.                                      1,074,902
    8,200 Fiserv, Inc.*                                           241,408
    9,300 Pitney Bowes Inc.                                       326,523
-------------------------------------------------------------------------
                                                                4,231,419
-------------------------------------------------------------------------
Consumer Products and Services -- 4.0%
   10,200 Avon Products, Inc.                                     593,334
    5,700 The Clorox Co.                                          257,754
   15,700 Johnson & Johnson                                     1,594,988
   13,600 The Procter & Gamble Co.                              1,221,960
-------------------------------------------------------------------------
                                                                3,668,036
-------------------------------------------------------------------------
Education -- 0.2%
    4,300 Apollo Group, Inc., Class A Shares*                     233,056
-------------------------------------------------------------------------
Energy -- 3.8%
   14,885 Apache Corp.                                            852,166
   18,800 BJ Services Co.*                                        686,388

                      See Notes to Financial Statements.

    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO

 SHARES                   SECURITY                                      VALUE
--------------------------------------------------------------------------------
Energy -- 3.8% (continued)
   10,138 ConocoPhillips                                             $   509,941
   12,200 National Oilwell, Inc.*                                        256,078
   14,300 Smith International, Inc.*                                     508,508
   18,300 Valero Energy Corp.                                            672,525
--------------------------------------------------------------------------------
                                                                       3,485,606
--------------------------------------------------------------------------------
Financial Services -- 6.9%
   14,000 American Express Co.                                           530,040
    5,900 The Bear Stearns Cos. Inc.                                     394,356
    6,000 Countrywide Credit Industries, Inc.                            405,600
   17,700 Fannie Mae                                                   1,281,303
    8,900 Federated Investors, Inc., Class B Shares                      242,881
    9,500 Freddie Mac                                                    550,050
   21,350 J.P. Morgan Chase & Co.                                        626,622
    6,000 Lehman Brothers Holdings Inc.                                  377,820
    8,000 Merrill Lynch & Co., Inc.                                      328,400
    5,400 SLM Corp.                                                      604,800
   12,600 Washington Mutual, Inc.                                        497,700
   10,300 Wells Fargo & Co.                                              497,078
--------------------------------------------------------------------------------
                                                                       6,336,650
--------------------------------------------------------------------------------
Food and Beverage -- 3.2%
   22,800 Anheuser-Busch Cos., Inc.                                    1,137,264
   24,500 Kellogg Co.                                                    802,130
   23,300 PepsiCo, Inc.                                                1,008,424
--------------------------------------------------------------------------------
                                                                       2,947,818
--------------------------------------------------------------------------------
Healthcare -- 1.3%
   15,700 Alcon, Inc.*                                                   691,585
   25,100 Caremark Rx, Inc.*                                             499,741
--------------------------------------------------------------------------------
                                                                       1,191,326
--------------------------------------------------------------------------------
Hotel/Casino/Gaming -- 0.8%
    8,600 International Game Technology*                                 742,180
--------------------------------------------------------------------------------
Insurance -- 5.1%
    9,200 Aetna, Inc.                                                    458,160
   17,125 American International Group, Inc.                             992,394
   13,300 Anthem, Inc.*                                                  912,912
    7,100 Marsh & McLennan Cos., Inc.                                    338,528
   14,000 MetLife, Inc.                                                  402,220
   13,000 SAFECO Corp.                                                   500,630
    6,400 UnitedHealth Group, Inc.                                       589,632
    6,200 WellPoint Health Networks, Inc.*                               470,828
--------------------------------------------------------------------------------
                                                                       4,665,304
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO

 SHARES                        SECURITY                         VALUE
------------------------------------------------------------------------
Machinery -- 1.0%
    5,100 Eaton Corp.                                        $   418,557
   11,900 Ingersoll-Rand Co., Class A Shares                     524,552
------------------------------------------------------------------------
                                                                 943,109
------------------------------------------------------------------------
Medical Equipment and Supplies -- 2.7%
    6,200 Guidant Corp.*                                         241,738
   27,100 Medtronic, Inc.                                      1,293,754
    9,200 St. Jude Medical, Inc.*                                482,632
    9,600 Zimmer Holdings, Inc.*                                 450,240
------------------------------------------------------------------------
                                                               2,468,364
------------------------------------------------------------------------
Multi-Industry -- 3.6%
    3,600 3M Co.                                                 453,744
   96,600 General Electric Co.                                 2,844,870
------------------------------------------------------------------------
                                                               3,298,614
------------------------------------------------------------------------
Multi-Media -- 1.3%
    8,000 Clear Channel Communications Inc.*                     312,880
   19,700 Viacom Inc., Class B Shares*                           855,177
------------------------------------------------------------------------
                                                               1,168,057
------------------------------------------------------------------------
Pharmaceuticals -- 7.0%
   11,600 Abbott Laboratories                                    471,308
   19,000 Bristol-Myers Squibb Co.                               485,260
    9,400 Forest Laboratories, Inc.*                             486,168
   15,900 Merck & Co., Inc.                                      925,062
   74,350 Pfizer Inc.                                          2,286,263
   14,500 Teva Pharmaceutical Industries Ltd., Sponsored ADR     677,150
   25,800 Wyeth                                                1,123,074
------------------------------------------------------------------------
                                                               6,454,285
------------------------------------------------------------------------
Publishing -- 2.3%
    7,200 The E.W. Scripps Co.                                   570,600
   11,200 Gannett Co., Inc.                                      848,064
   14,700 The New York Times Co., Class A Shares                 681,786
------------------------------------------------------------------------
                                                               2,100,450
------------------------------------------------------------------------
Retail -- 11.3%
   11,500 Abercrombie & Fitch Co., Class A Shares*               378,120
    8,100 AutoZone, Inc.*                                        654,561
   16,800 Bed Bath & Beyond Inc.*                                663,768
   20,600 Best Buy Co., Inc.*                                    712,348
   14,500 Brinker International, Inc.*                           460,375
   11,155 CDW Computer Centers, Inc.*                            475,649
   15,800 Dollar General Corp.                                   232,824
   41,700 The Gap, Inc.                                          693,471

                      See Notes to Financial Statements.

    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES                           SECURITY                             VALUE
------------------------------------------------------------------------------
Retail -- 11.3% (continued)
 10,100 The Home Depot, Inc.                                       $   284,113
 12,100 Lowe's Cos., Inc.                                              531,069
 11,200 Reebok International Ltd.*                                     347,872
 42,100 Staples, Inc.*                                                 801,584
 17,800 Starbucks Corp.*                                               418,122
 19,500 The TJX Cos., Inc.                                             375,375
 59,900 Wal-Mart Stores, Inc.                                        3,373,568
------------------------------------------------------------------------------
                                                                    10,402,819
------------------------------------------------------------------------------
Semiconductors -- 4.1%
 19,200 Analog Devices, Inc.*                                          635,904
 53,500 Intel Corp.                                                    984,400
  7,600 L-3 Communications Holdings, Inc.*+                            337,440
 27,000 Lam Research Corp.*+                                           392,310
  8,000 QLogic Corp.*                                                  351,920
 38,700 Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR     323,919
 23,600 Texas Instruments Inc.                                         436,364
 12,700 Xilinx, Inc.*                                                  343,789
------------------------------------------------------------------------------
                                                                     3,806,046
------------------------------------------------------------------------------
Technology -- 19.0%
 10,800 Adobe Systems Inc.                                             373,248
 19,800 Amdocs Ltd.*                                                   349,668
 65,600 AOL Time Warner Inc.*                                          897,408
 23,400 Autodesk, Inc.                                                 364,104
 20,200 Celestica Inc.*                                                233,512
151,200 Cisco Systems, Inc.*                                         2,274,048
  9,400 Danaher Corp.                                                  648,412
 63,700 Dell Computer Corp.*                                         1,841,567
  8,500 Electronic Arts Inc.*                                          503,795
 29,100 EMC Corp.*                                                     264,519
 31,400 Flextronics International Ltd.*                                274,750
 71,100 Hewlett-Packard Co.                                          1,158,930
 15,100 International Business Machines Corp.                        1,281,990
  8,500 Lexmark International, Inc.                                    633,335
142,500 Microsoft Corp.*                                             3,643,725
 44,300 Oracle Corp.*                                                  526,284
 18,000 PeopleSoft, Inc.*                                              270,540
 12,300 SAP AG, Sponsored ADR                                          313,773
 12,600 Symantec Corp.*                                                553,770
 18,800 VERITAS Software Corp.*                                        413,788
 26,800 Yahoo! Inc.*                                                   664,104
------------------------------------------------------------------------------
                                                                    17,485,270
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO

  SHARES                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
Telecommunications -- 1.0%
    92,900 AT&T Wireless Services Inc.*                                     $   600,134
    18,600 Nokia Corp., Sponsored ADR                                           308,202
---------------------------------------------------------------------------------------
                                                                                908,336
---------------------------------------------------------------------------------------
Textiles/Apparel -- 1.2%
    16,300 Coach, Inc.*                                                         709,213
    13,600 Jones Apparel Group, Inc.*                                           387,872
---------------------------------------------------------------------------------------
                                                                              1,097,085
---------------------------------------------------------------------------------------
Transportation -- 0.3%
     4,900 United Parcel Service, Inc., Class B Shares                          304,920
---------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $86,043,799)                                             87,908,352
---------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES -- 4.5%
$4,162,000 Federal National Mortgage Association, Discount Notes due 5/1/03
           (Cost -- $4,162,000)                                               4,162,000
---------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $90,205,799**)                                          $92,070,352
---------------------------------------------------------------------------------------

 * Non-income producing security.
 + All or a portion of this security is on loan (See Note 5).
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

  FACE
 AMOUNT                              SECURITY                                   VALUE
---------------------------------------------------------------------------------------
$836,232  State Street Navigator Securities Lending Trust Prime Portfolio
          (Cost -- $836,232)                                                   $836,232
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003


                                                   Smith Barney
                                                    Large Cap      Alliance      Van Kampen
                                                      Value         Growth       Enterprise
                                                    Portfolio      Portfolio     Portfolio
---------------------------------------------------------------------------------------------
ASSETS:
 Investments, at value (Cost -- $385,725,643,
   $485,449,318 and $90,205,799, respectively)     $340,380,927  $ 495,157,312  $ 92,070,352
 Loaned securities collateral, at value (Cost --
   $53,808,884 and $836,232, respectively) (Note
   5)                                                        --     53,808,884       836,232
 Cash                                                       368         10,821           522
 Receivable for securities sold                              --      3,691,060     1,874,595
 Receivable for Fund shares sold                             --        524,572            --
 Dividends and interest receivable                      497,560         16,296        32,946
 Other receivables                                        3,802         45,133            --
--------------------------------------------------------------------------------------------
 Total Assets                                       340,882,657    553,254,078    94,814,647
--------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities on loan (Note 5)                     --     53,808,884       836,232
 Payable for securities purchased                            --      1,551,407     2,061,764
 Payable for Fund shares purchased                      354,259         42,966         3,705
 Management fees payable                                174,210        302,968        51,834
 Accrued expenses                                        41,495         63,000        16,874
--------------------------------------------------------------------------------------------
 Total Liabilities                                      569,964     55,769,225     2,970,409
--------------------------------------------------------------------------------------------
Total Net Assets                                   $340,312,693  $ 497,484,853  $ 91,844,238
--------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of capital shares                       $        248  $         381  $         96
 Capital paid in excess of par value                432,490,155    838,627,565   172,238,298
 Undistributed (overdistributed) net investment
   income                                             2,512,847       (675,076)       74,778
 Accumulated net realized loss from security
   transactions                                     (49,345,841)  (350,176,011)  (82,333,487)
 Net unrealized appreciation (depreciation) of
   investments                                      (45,344,716)     9,707,994     1,864,553
--------------------------------------------------------------------------------------------
Total Net Assets                                   $340,312,693  $ 497,484,853  $ 91,844,238
--------------------------------------------------------------------------------------------
Shares Outstanding                                   24,777,105     38,085,231     9,580,318
--------------------------------------------------------------------------------------------
Net Asset Value                                          $13.73         $13.06         $9.59
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2003

                                           Smith Barney
                                            Large Cap      Alliance     Van Kampen
                                              Value         Growth      Enterprise
                                            Portfolio      Portfolio    Portfolio
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                $  4,528,278  $    916,830  $   448,378
  Interest                                      147,165       430,284       38,760
  Less: Foreign withholding tax                      --            --       (1,574)
----------------------------------------------------------------------------------
  Total Investment Income                     4,675,443     1,347,114      485,564
----------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                    1,088,693     1,943,054      324,767
  Custody                                        19,910        19,571       14,132
  Audit and legal                                19,005        16,915       15,680
  Shareholder communications                     18,100        20,889        5,399
  Directors' fees                                 7,602         7,467        2,434
  Shareholder servicing fees                      2,715         2,660        2,619
  Other                                           3,982         7,656        2,640
----------------------------------------------------------------------------------
  Total Expenses                              1,160,007     2,018,212      367,671
----------------------------------------------------------------------------------
Net Investment Income (Loss)                  3,515,436      (671,098)     117,893
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 3):
 Realized Loss From Security Transactions
 (excluding short-term securities):
   Proceeds from sales                       43,576,502   106,099,763   54,710,295
   Cost of securities sold                   51,520,499   146,817,913   64,108,387
----------------------------------------------------------------------------------
  Net Realized Loss                          (7,943,997)  (40,718,150)  (9,398,092)
----------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation
 (Depreciation) of Investments:
   Beginning of period                      (70,083,246)  (49,337,237)  (9,411,558)
   End of period                            (45,344,716)    9,707,994    1,864,553
----------------------------------------------------------------------------------
  Change in Net Unrealized
   Appreciation (Depreciation)               24,738,530    59,045,231   11,276,111
----------------------------------------------------------------------------------
Net Gain on Investments                      16,794,533    18,327,081    1,878,019
----------------------------------------------------------------------------------
Increase in Net Assets From Operations     $ 20,309,969  $ 17,655,983  $ 1,995,912
----------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney Large Cap Value Portfolio                   2003           2002
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $  3,515,436  $   7,406,464
 Net realized loss                                     (7,943,997)   (39,737,030)
 (Increase) decrease in net unrealized depreciation    24,738,530    (76,098,584)
---------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     20,309,969   (108,429,150)
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (8,408,520)    (7,859,263)
---------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                        (8,408,520)    (7,859,263)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
 Net proceeds from sale of shares                       2,169,985     35,752,411
 Net asset value of shares issued for reinvestment
   of dividends                                         8,408,520      7,859,263
 Cost of shares reacquired                            (28,573,257)   (84,617,623)
---------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions  (17,994,752)   (41,005,949)
---------------------------------------------------------------------------------
Decrease in Net Assets                                 (6,093,303)  (157,294,362)
NET ASSETS:
 Beginning of period                                  346,405,996    503,700,358
---------------------------------------------------------------------------------
 End of period*                                      $340,312,693  $ 346,405,996
---------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $2,512,847     $7,405,931
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Alliance Growth Portfolio                                                2003           2002
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                       $   (671,098) $   1,328,967
  Net realized loss                                                   (40,718,150)  (297,161,941)
  Increase in net unrealized appreciation                              59,045,231    111,121,539
-------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                    17,655,983   (184,711,435)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  (650,759)    (2,925,061)
-------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                         (650,759)    (2,925,061)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                      3,348,542     10,626,631
  Net asset value of shares issued for reinvestment of dividends          650,759      2,925,061
  Cost of shares reacquired                                           (39,236,661)  (154,719,589)
-------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                 (35,237,360)  (141,167,897)
-------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                (18,232,136)  (328,804,393)
NET ASSETS:
  Beginning of period                                                 515,716,989    844,521,382
-------------------------------------------------------------------------------------------------
  End of period*                                                     $497,484,853  $ 515,716,989
-------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:    $(675,076)      $646,781
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Van Kampen Enterprise Portfolio                                       2003          2002
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    117,893  $    429,129
  Net realized loss                                                 (9,398,092)  (36,235,983)
  Increase in net unrealized appreciation                           11,276,111     8,333,675
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                  1,995,912   (27,473,179)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (471,638)     (417,888)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (471,638)     (417,888)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                     255,039     1,052,862
  Net asset value of shares issued for reinvestment of dividends       471,638       417,888
  Cost of shares reacquired                                        (10,586,689)  (38,261,601)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions               (9,860,012)  (36,790,851)
--------------------------------------------------------------------------------------------
Decrease in Net Assets                                              (8,335,738)  (64,681,918)
NET ASSETS:
  Beginning of period                                              100,179,976   164,861,894
--------------------------------------------------------------------------------------------
  End of period*                                                  $ 91,844,238  $100,179,976
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $74,778      $428,523
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio, Alliance Growth Portfolio and Van Kampen Enterprise Portfolio, ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and eleven other separate investment funds: AIM Capital Appreciation, Smith Barney International All Cap Growth, Travelers Managed Income, Putnam Diversified Income, Salomon Brothers Total Return Strategic Bond, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Smith Barney Mid Cap Core and Smith Barney Aggressive Growth Portfolios. Shares of the Funds are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and




    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney Large Cap Value Portfolio ("SBLCV"). In addition, SBLCV pays SBFM a management fee calculated at an annual rate of 0.65% of the average daily net assets of the Fund. Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the Alliance Growth Portfolio ("AGP") and the Van Kampen Enterprise Portfolio ("VKEP"). AGP and VKEP pay TIA a management fee calculated at an annual rate of 0.80% and 0.70%, respectively, of the average daily net assets of each Fund. These fees are calculated daily and paid monthly.

TIA has entered into sub-advisory agreements with Alliance Capital Management L.P. ("Alliance Capital") and Van Kampen Asset Management, Inc. ("VKAM"). Pursuant to each sub-advisory agreement, Alliance Capital and VKAM are responsible for the day-to-day portfolio operations and investment decisions and are compensated by TIA for such services at an annual rate of





    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

0.375% and 0.325% of the average daily net assets of AGP and VKEP, respectively.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of AGP and VKEP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

For the six months ended April 30, 2003, Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $27,029 and $13,038 from AGP and VKEP, respectively.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were:

                                   SBLCV              AGP               VKEP
 -------------------------------------------------------------------------------
 Purchases                      $26,477,863       $ 72,138,297       $44,215,788
 -------------------------------------------------------------------------------
 Sales                           43,576,502        106,099,763        54,710,295
 -------------------------------------------------------------------------------

    20 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                               SBLCV          AGP          VKEP
-----------------------------------------------------------------------------------
Gross unrealized appreciation              $ 19,667,536  $ 40,868,551  $ 6,495,304
Gross unrealized depreciation               (65,012,252)  (31,160,557)  (4,630,751)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) $(45,344,716) $  9,707,994  $ 1,864,553
-----------------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and their custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

At April 30, 2003, AGP and VKEP did not have any repurchase agreements outstanding.

5. Lending of Portfolio Securities

SBLCV, AGP and VKEP have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2003, AGP and VKEP had loaned common stocks having a market value of $51,670,155 and $786,938 and received cash collateral amounting to $53,738,794 and $809,405, respectively, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

    21 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the six months ended April 30, 2003, income earned from securities lending by AGP and VKEP was $33,679 and $1,729, respectively.

At April 30, 2003, SBLCV did not have any securities on loan.


6. Capital Shares

At April 30, 2003, the Series had six billion shares authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                           Six Months Ended    Year Ended
                                            April 30, 2003  October 31, 2002
    ------------------------------------------------------------------------
    Smith Barney Large Cap Value Portfolio
    Shares sold                                  164,325        1,988,862
    Shares issued on reinvestment                639,431          597,662
    Shares reacquired                         (2,188,750)      (5,253,318)
    ------------------------------------------------------------------------
    Net Decrease                              (1,384,994)      (2,666,794)
    ------------------------------------------------------------------------
    Alliance Growth Portfolio
    Shares sold                                  275,157          673,389
    Shares issued on reinvestment                 53,826          232,148
    Shares reacquired                         (3,190,450)     (10,631,856)
    ------------------------------------------------------------------------
    Net Decrease                              (2,861,467)      (9,726,319)
    ------------------------------------------------------------------------
    Van Kampen Enterprise Portfolio
    Shares sold                                   27,422           86,645
    Shares issued on reinvestment                 51,942           44,790
    Shares reacquired                         (1,153,737)      (3,442,151)
    ------------------------------------------------------------------------
    Net Decrease                              (1,074,373)      (3,310,716)
    ------------------------------------------------------------------------

    22 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
Large Cap Value Portfolio           2003/(1)/    2002     2001    2000    1999   1998/(2)/
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $13.24    $17.47   $20.74   $19.83  $18.94   $17.90
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.15      0.32     0.26     0.30    0.27     0.31
  Net realized and unrealized
   gain (loss)                         0.67     (4.24)   (2.56)    1.34    1.38     1.47
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.82     (3.92)   (2.30)    1.64    1.65     1.78
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.33)    (0.31)   (0.27)   (0.26)  (0.24)   (0.21)
  Net realized gains                     --        --    (0.70)   (0.47)  (0.52)   (0.53)
-----------------------------------------------------------------------------------------
Total Distributions                   (0.33)    (0.31)   (0.97)   (0.73)  (0.76)   (0.74)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period       $13.73    $13.24   $17.47   $20.74  $19.83   $18.94
-----------------------------------------------------------------------------------------
Total Return                           6.29%++ (22.45)% (11.58)%   8.62%   8.52%    9.65%
-----------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)              $340      $346     $504     $553    $544     $424
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             0.69%+    0.68%    0.67%    0.66%   0.67%    0.68%
  Net investment income                2.10+     1.59     1.42     1.45    1.35     1.59
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                   8%       68%      29%      23%     43%      36%
-----------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    23 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Alliance Growth Portfolio                  2003/(1)/    2002     2001    2000    1999    1998
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                        $12.59    $16.67   $28.63   $28.35  $22.14  $20.82
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)               (0.02)     0.04     0.07     0.05    0.02    0.11
  Net realized and unrealized gain (loss)     0.51     (4.05)   (8.60)    2.66    7.79    2.69
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.49     (4.01)   (8.53)    2.71    7.81    2.80
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.02)    (0.07)   (0.05)   (0.03)  (0.15)  (0.04)
  Net realized gains                            --        --    (3.38)   (2.40)  (1.45)  (1.44)
----------------------------------------------------------------------------------------------
Total Distributions                          (0.02)    (0.07)   (3.43)   (2.43)  (1.60)  (1.48)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.06    $12.59   $16.67   $28.63  $28.35  $22.14
----------------------------------------------------------------------------------------------
Total Return                                  3.87%++ (24.05)% (32.05)%   9.27%  35.51%  12.92%
----------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                     $497      $516     $845   $1,370  $1,166    $775
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.83%+    0.83%    0.82%    0.81%   0.82%   0.82%
  Net investment income (loss)               (0.28)+    0.19     0.31     0.17    0.14    0.59
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         15%      100%      46%      47%     54%     40%
----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    24 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Van Kampen Enterprise Portfolio            2003/(1)/    2002     2001     2000    1999    1998
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                        $ 9.40    $11.81   $25.60   $25.52   $20.56  $19.89
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                0.01      0.05     0.03    (0.06)    0.00*   0.06
  Net realized and unrealized gain (loss)     0.23     (2.42)   (9.05)    3.87     5.42    1.83
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.24     (2.37)   (9.02)    3.81     5.42    1.89
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.05)    (0.04)   (0.00)*  (0.00)*  (0.07)  (0.05)
  Net realized gains                            --        --    (4.77)   (3.73)   (0.39)  (1.17)
-----------------------------------------------------------------------------------------------
Total Distributions                          (0.05)    (0.04)   (4.77)   (3.73)   (0.46)  (1.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 9.59    $ 9.40   $11.81   $25.60   $25.52  $20.56
-----------------------------------------------------------------------------------------------
Total Return                                  2.53%++ (20.07)% (37.52)%  13.92%   26.48%   8.97%
-----------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                      $92      $100     $165     $331     $313    $249
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.79%+    0.76%    0.74%    0.72%    0.73%   0.73%
  Net investment income (loss)                0.25+     0.30     0.18    (0.22)    0.01    0.35
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         49%       87%     107%     117%     120%     68%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    25 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

                                TRAVELERS SERIES
                                   FUND INC.



      DIRECTORS                        INVESTMENT MANAGERS
      A. E. Cohen                      Smith Barney Fund Management LLC
      Robert A. Frankel                Travelers Investment Adviser, Inc.
      Michael E. Gellert
      R. Jay Gerken,                   CUSTODIAN
        Chairman                       State Street Bank and
      Rainer Greeven                    Trust Company
      Susan M. Heilbron
                                       ANNUITY
      OFFICERS                         ADMINISTRATION
      R. Jay Gerken                    Travelers Annuity Investor Services
      President and Chief              5 State House Square
      Executive Officer                1 Tower Square
                                       Hartford, Connecticut 06183
      Lewis E. Daidone
      Senior Vice President
      and Chief Administrative
      Officer

      Richard L. Peteka
      Chief Financial Officer
      and Treasurer

      Giri Bogavelli, CFA
      Investment Officer

      Steven Craige, CFA
      Investment Officer

      Kaprel Ozsolak
      Controller

      Christina T. Sydor
      Secretary

  Travelers Series Fund Inc.




  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney Large Cap Value Portfolio, Alliance Growth Portfolio and Van Kampen Enterprise Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004




 IN0801 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:      /s/ R. Jay Gerken
         --------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         --------------------------------
         (R. Jay Gerken)
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003

By:      /s/ RICHARD PETEKA
         --------------------------------
         Chief Financial Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003